Accounts Receivable Based Financing Facilities (Details Narrative) £ in Thousands, $ in Thousands				3 Months Ended
	Aug. 02, 2019 USD ($)	Jun. 28, 2018 GBP (£)	Feb. 08, 2018 GBP (£) Subsidiary	Sep. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)	Jul. 31, 2019 GBP (£)	Dec. 29, 2018 USD ($)
Outstanding credit facility | $					$ 17,298		$ 17,893
Amended Midcap Facility [Member]
Unbilled receivables, minimum incremental borrowing | $	$ 1,000
Unbilled receivables, maximum incremental borrowing | $	$ 2,300
Line of credit facility, extended maturity period	Aug. 08, 2020			Sep. 01, 2022
Outstanding credit facility | $				$ 12,324	$ 17,298
CBS Butler Holdings Limited Staffing 360 Solutions Limited And The JM Group [Member] | HSBC Invoice Finance UK Ltd New Facility [Member] | GBP [Member]
Lending facility | £			£ 11,500
Number of subsidiaries | Subsidiary			3
Factoring Arrangement Advance Percentage Eligible Receivable			90.00%
Percentage of secured borrowing line of unbilled receivables			70.00%
Unbilled receivables, maximum secured borrowing | £			£ 1,000
Arrangement initial term			1 year
Arrangement automatic rolling extension period			3 months
Arrangement extended term			1 year
Percentage of service charge			1.80%
CBS Butler Holdings Limited Staffing 360 Solutions Limited And The JM Group [Member] | HSBC Invoice Finance UK Ltd New Facility [Member] | GBP [Member] | Clement May, Limited [Member]
Minimum agreement term for purchase of debt		1 year
CBS Butler Holdings Limited Staffing 360 Solutions Limited And The JM Group [Member] | HSBC Invoice Finance UK Ltd New Facility [Member] | GBP [Member] | Clement May, Limited [Member] | Agreement Purchase Debt [Member]
Lending facility | £		£ 20,000				£ 22,500
Unbilled receivables, maximum secured borrowing | £		£ 1,500